Submission	Apr. 18, 2025
Submission [Line Items]
Central Index Key	0001130310
Registrant Name	CENTERPOINT ENERGY INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES